Note 18 - Quarterly Results of Operations (Unaudited)	12 Months Ended
Oct. 31, 2019
Notes to Financial Statements
Quarterly Financial Information [Text Block]
(18)	Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended October 31, 2019 and 2018:

	Quarter ended
Fiscal year ended October 31, 2019	January 31	April 30	July 31	October 31
Net sales	$16,750,668	$18,957,175	$17,367,068	$18,249,535
Gross profit	3,562,559	5,309,134	4,491,454	4,941,600
Selling, general & administrative expenses	6,773,645	5,776,814	5,418,438	5,465,463
Loss before income taxes	(3,337,441)	(612,185)	(1,072,435)	(653,065)
Net loss	(3,310,020)	(617,425)	(1,085,294)	(656,582)
Basic and diluted net loss per share	$(0.44)	$(0.08)	$(0.15)	$(0.09)

	Quarter ended
Fiscal year ended October 31, 2018	January 31	April 30	July 31	October 31
Net sales	$17,551,040	$26,887,689	$23,116,584	$20,273,277
Gross profit	5,228,820	8,956,275	7,026,542	6,661,563
Selling, general & administrative expenses	5,557,693	7,400,779	6,370,244	6,802,240
Income (loss) before income taxes	(449,620)	1,406,570	455,813	(360,661)
Net income (loss)	(410,135)	1,390,865	438,353	(350,330)
Basic and diluted net income (loss) per share	$(0.06)	$0.18	$0.06	$(0.05)